Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of revenue by region

€ millions	2020	2019	2018
Germany	4,015	3,948	3,658
Rest of EMEA	8,052	8,158	7,446
EMEA	12,067	12,105	11,104
United States	9,110	9,085	7,880
Rest of Americas	1,996	2,109	1,832
Americas	11,106	11,194	9,713
Japan	1,305	1,180	963
Rest of APJ	2,859	3,074	2,928
APJ	4,165	4,254	3,891
 SAP Group	27,338	27,553	24,708

Schedule of major revenue classes by region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2020	2019	2018	2020	2019	2018
EMEA	2,608	2,115	1,441	10,364	10,211	9,339
Americas	4,439	3,945	2,941	9,239	9,172	7,973
APJ	1,033	872	611	3,625	3,629	3,310
 SAP Group	8,080	6,933	4,993	23,228	23,012	20,622